Subsequent Events (Details) - Subsequent Events [Member] - $ / shares	Aug. 15, 2025	Jul. 03, 2025
ASX Employee Share Plan [Member]
Subsequents Events [Line Items]
Number of shares issued	11,500,000	15,000,000
Price per share	$ 0.013	$ 0.01
Exercise price expiry term	5 years	5 years
ADS Employee Share Plan [Member]
Subsequents Events [Line Items]
Number of shares issued	314,400,200
Price per share	$ 0.0086
Exercise price expiry term	5 years